------------------------------------------------------------ ----------------
                   INVESTOR CLASS SHARES                     August 24, 2005
------------------------------------------------------------ ----------------


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2005

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


------------------------------------------------------------ -------------------
                   ACCESSOR FUNDS, INC.                       [Accessor logo]
------------------------------------------------------------ -------------------

           NOT FDIC INSURED        NO BANK GUARANTEE           MAY LOSE VALUE


Small to Mid-Cap Fund (the "Fund")

The Fund expects a significant shareholder withdrawal during the third quarter 2005. SSgA, the Fund's Money Manager may make more substantial investments in futures transactions to meet the cash requirements of the anticipated redemption. Once the cash needs of the Fund have been met, SSgA intends to follow its ordinary investment strategy as set forth in the Fund's prospectus. To the extent the Fund temporarily invests a greater amount of its assets in futures transactions, the Fund will be more likely to be subject to the "Risks of Options and Futures Transactions" as discussed on page 45 of the Investor Class Shares prospectus. In anticipation of this significant shareholder withdrawal, on page 8 of the prospectus, the first paragraph under the Subsection entitled "Principal Investment Strategies" is hereby supplemented by the following language to be added after the last sentence:

"The Fund may also invest in futures for cash management purposes to meet shareholder redemptions while maintaining exposure to the market."

------------------------------------------------------------ ------------------
                   ADVISOR CLASS SHARES                        August 24, 2005
------------------------------------------------------------ ------------------


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2005

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


------------------------------------------------------------ ------------------
                   ACCESSOR FUNDS, INC.                      [Accessor logo]
------------------------------------------------------------ ------------------

           NOT FDIC INSURED         NO BANK GUARANTEE          MAY LOSE VALUE


Small to Mid-Cap Fund (the "Fund")

The Fund expects a significant shareholder withdrawal during the third quarter 2005. SSgA, the Fund's Money Manager may make more substantial investments in futures transactions to meet the cash requirements of the anticipated redemption. Once the cash needs of the Fund have been met, SSgA intends to follow its ordinary investment strategy as set forth in the Fund's prospectus. To the extent the Fund temporarily invests a greater amount of its assets in futures transactions, the Fund will be more likely to be subject to the "Risks of Options and Futures Transactions" as discussed on page 45 of the Advisor Class Shares prospectus. In anticipation of this significant shareholder withdrawal, on page 8 of the prospectus, the first paragraph under the Subsection entitled "Principal Investment Strategies" is hereby supplemented by the following language to be added after the last sentence:

"The Fund may also invest in futures for cash management purposes to meet shareholder redemptions while maintaining exposure to the market."

------------------------------------------------------------ -----------------
                     A&C CLASS SHARES                         August 24, 2005
------------------------------------------------------------ -----------------


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2005

This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.


------------------------------------------------------------ ------------------
                   ACCESSOR FUNDS, INC.                      [Accessor logo]
------------------------------------------------------------ ------------------

           NOT FDIC INSURED     NO BANK GUARANTEE             MAY LOSE VALUE


Small to Mid-Cap Fund (the "Fund")

The Fund expects a significant shareholder withdrawal during the third quarter 2005. SSgA, the Fund's Money Manager may make more substantial investments in futures transactions to meet the cash requirements of the anticipated redemption. Once the cash needs of the Fund have been met, SSgA intends to follow its ordinary investment strategy as set forth in the Fund's prospectus. To the extent the Fund temporarily invests a greater amount of its assets in futures transactions, the Fund will be more likely to be subject to the "Risks of Options and Futures Transactions" as discussed on page 47 of the A&C Class Shares prospectus. In anticipation of this significant shareholder withdrawal, on page 8 of the prospectus, the first paragraph under the Subsection entitled "Principal Investment Strategies" is hereby supplemented by the following language to be added after the last sentence:

"The Fund may also invest in futures for cash management purposes to meet shareholder redemptions while maintaining exposure to the market."